NEW RIVER FUNDS

February 6, 2007

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC  20549

Attention: Filings - Rule 497(j)

Re:

New River Funds

Post Effective Amendment No. 8 to the Registration Statement on Form N-1A  (File No. 333-106498, CIK No. 0001228431)

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “1933 Act”), and on behalf of New River Funds (the “Trust”), I hereby certify that the form of prospectus and statement of additional information that would have been filed pursuant to paragraph (c) of Rule 497 under the 1933 Act would not have differed from that contained in Post-Effective Amendment No. 8 to the Trust’s registration statement on Form N-1A (the “Amendment”).  The text of the Amendment was filed electronically with the Securities and Exchange Commission on February 2, 2007.

                                                Very truly yours,

                                                __/s/ Doit L. Koppler II _________

                                                Doit L. Koppler II

Chairman, Chief Financial Officer,

Treasurer, Principal Financial Officer and Trustee